Stock Based Compensation - Summary of Company's Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, Number of Options	432,500	399,151	414,434
Granted, Number of Options		64,064	52,083
Forfeited, Number of Options		(30,715)	(67,366)
Cancelled, Number of Options	(432,500)
Ending balance, Number of Options	0	432,500	399,151	414,434
Beginning balance, Weighted Average Grant Date Fair Value per Option	$ 15.45	$ 15.82	$ 15.80
Granted, Weighted Average Grant Date Fair Value per Option		13.50	15.91
Forfeited, Weighted Average Grant Date Fair Value per Option		15.80	15.80
Cancelled, Weighted Average Grant Date Fair Value per Option	(15.45)
Ending balance, Weighted Average Grant Date Fair Value per Option	0	15.45	15.82	$ 15.80
Beginning balance, Weighted Average Exercise Price	141.53	141.53	141.53
Granted, Weighted Average Exercise Price		141.53	141.53
Forfeited, Weighted Average Exercise Price		141.53	141.53
Cancelled, Weighted Average Exercise Price	$ (141.53)
Cancelled, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
Ending balance, Weighted Average Exercise Price	$ 0	$ 141.53	$ 141.53	$ 141.53
Weighted Average Remaining Contractual Term		7 years 8 months 12 days	8 years 4 months 24 days	9 years 3 months 18 days